Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Series IV
Leaders Access Series IV
Leaders Plus Series IV
Leaders Outlook Series IV

Supplement dated August 3, 2022 to the updating summary prospectus dated May 2, 2022
This supplement to the updating summary prospectus outlines changes due to changes in fees related to certain investment options since the variable annuity prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
2. Key Information Table; and
Appendix A - Funds Available Under the Contract
All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table - Ongoing Fees and Expenses (Annual Fees): The table showing the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following table:

Lowest Annual Cost: $1,902	Highest Annual Cost: $4,765
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of contract classes and fund fees and expenses	•Most expensive combination of contract classes, optional benefits and fund fees and expenses
•No sales charges or advisory fees	•No sales charges or advisory fees
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits
In Appendix A - Funds Available Under the Contract: the following fund fees are updated as follows:

Fund and Adviser/Subadviser	Current Expenses
AB VPS Balanced Hedged Allocation Portfolio - Class B (formerly AB VPS Balanced Wealth Strategy Portfolio) Adviser: AllianceBernstein, L.P.	0.92%
AB VPS Growth and Income Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.84%*
AB VPS International Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.15%
AB VPS Small/Mid Cap Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.05%
AB VPS Sustainable International Thematic Portfolio - Class B (formerly AB VPS International Growth Portfolio) Adviser: AllianceBernstein, L.P.	1.48%*
American Funds Global Growth Fund - Class 4 Adviser: Capital Research and Management Company	0.92%*
Templeton Foreign VIP Fund - Class 4 Adviser: Templeton Investment Counsel, LLC	1.16%*

*	Annual expenses reflect temporary fee reduction under an expense reimbursement or fee waiver arrangement.
This supplement should be retained with your updating summary prospectus for future reference.

HV-7894A